                                                             Annual Report
                                                             as of June 30, 1999

                                                          [GRAPHIC APPEARS HERE]


                                 E v e r g r e e n
                                   Intermediate Term
                                   Government Securities Fund

[GRAPHIC APPEARS HERE]
                       [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                               Table of Contents

Letter to Shareholders .................................................    1

Evergreen Intermediate Term
Government Securities Fund

  Fund at a Glance .....................................................    2

  Portfolio Manager Interview ..........................................    3

Financial Highlights

  Evergreen Intermediate Term Government

  Securities Fund ......................................................    5

Schedule of Investments

  Evergreen Intermediate Term Government

  Securities Fund ......................................................    7

Statementof Assets and Liabilities .....................................    8

Statementof Operations .................................................    9

Statements of Changes in Net Assets ....................................   10

Notes to Financial Statements ..........................................   11

Independent Auditors'Report ............................................   16

Other Information ......................................................   17


--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.
--------------------------------------------------------------------------------

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                ----------------------------------------------------------------
   Mutual Funds:  ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
                ----------------------------------------------------------------

                          Evergreen Distributor,Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services,Inc.

                            Letter to Shareholders
                            ----------------------

                                  August 1999

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Intermediate Term Government Securities Fund annual report, which covers the twelve-month period ended June 30, 1999.

Shift in the Interest Rate Environment

Following the Russian financial crisis in August 1998, there was a "flight to quality" worldwide. Investors fled from risk-related securities, interest rates fell sharply and the prices of high grade and U.S. government securities rose. During the final six months of the period the flight to quality was reversed as a result of actions to lower interest rates by the governments of the major industrialized nations. Investors returned to more risky fixed income securities, such as lower quality corporate bonds, international bonds and emerging market bonds.

Going forward, we anticipate the possibility of one or more interest-rate hikes by the Federal Reserve in the last half of 1999. The moderately growing domestic economy and the solid, long-term fundamentals underlying the market lead us to a cautiously optimistic outlook.

Year 2000 Preparation/(1)/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the year 2000 and beyond. As of the end of August, when this report was finalized, we have completed the testing of internal systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident that our efforts will enable shareholders to receive the same Evergreen products and services after December 1999 that we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President andCEO
Evergreen Investment Company

/(1)/ This information constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of June 30, 1999

The U.S.economy remained in overdrive throughout the fiscal period,evidenced by stronger-than-expected economic growth and relatively low inflation.

    Portfolio
    Management
--------------------------------------------------------------------------------
[PHOTO OF L. ROBERT CHESHIRE APPEARS HERE]

 L.Robert Cheshire
Tenure:January 1994

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS(1)
--------------------------------------------------------------------------------
Portfolio Inception Date: 11/1/91    Class A     Class B     Class C     Class Y
Class Inception Date                  5/2/95      2/9/96     4/10/96     11/1/91
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
1 year with sales charge              -0.45%      -2.91%       1.00%        N/A
--------------------------------------------------------------------------------
1 year w/o sales charge                2.86%       1.97%       1.97%       2.99%
--------------------------------------------------------------------------------
3 years                                4.28%       3.59%       4.51%       5.55%
--------------------------------------------------------------------------------
5 years                                5.08%       4.78%       5.15%       5.83%
--------------------------------------------------------------------------------
Since Portfolio Inception              5.19%       5.22%       5.25%       5.69%
--------------------------------------------------------------------------------
Maximum Sales Charge                   3.25%       5.00%       1.00%        N/A
                                     Front End     CDSC        CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                       5.08%       4.50%       4.53%       5.50%
--------------------------------------------------------------------------------
12-month distributions per share      $0.54       $0.45       $0.45       $0.56
--------------------------------------------------------------------------------
* Adjusted for maximum applicable sales charge.


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                          Class A            CPI              LBIGBI
 Period End                Value            Value             Value
    10/91                  9,675            10,000            10,000
     6/92                 10,262            10,204            10,652
     6/93                 11,200            10,509            11,721
     6/94                 11,135            10,772            11,699
     6/95                 12,092            11,099            12,840
     6/96                 12,570            11,401            13,473
     6/97                 13,323            11,667            14,409
     6/98                 14,329            11,863            15,608
     6/99                 14,739            12,096            16,311



Comparison of a $10,000 investment in Evergreen Intermediate Term Government Securities Fund, Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government Bond Index (LBIGBI) and the Consumer Price Index (CPI).

The LBIGBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE(1)
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

(1) Source: 1999 Morningstar, Inc.

(1) Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are for Class A 0.25%, for Class B 1.00%, and for Class C 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

--------------------------------------------------------------------------------
                                   EVERGREEN
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform during the fiscal year?

The Evergreen Intermediate Term Government Securities Fund (class A shares) posted a total return of 2.86% compared to a return of 4.43% for the Lehman Brothers Intermediate Government Bond Index. Performance is before the deduction of any applicable sales charge.This performance modestly trailed the 3.34% average return of 96 short intermediate U.S. government funds tracked by Lipper Analytical Services, a leading mutual fund rating company.

                         Portfolio
                      Characteristics
                      ---------------

  Total Net Assets                       $ 139,466,671
  ----------------------------------------------------
  Average Credit Quality                           AAA
  ----------------------------------------------------
  Effective Maturity                        4.5  years
  ----------------------------------------------------
  Average Duration                          3.2  years
  ----------------------------------------------------

What was the investment environment like during the twelve months?

The U.S. economy remained in overdrive throughout the fiscal period, evidenced by stronger-than-expected economic growth and relatively low inflation. In late 1998, signs of an economic slowdown began to surface, and the Federal Reserve Board responded by lowering interest rates three times in four months. The Fed then reversed its monetary policy toward a tightening stance in May 1999 in response to a rapidly growing economy and potentially higher inflation; they finally raised interest rates on June 30, the final day of the Fund's fiscal year.

How did your duration and sector strategy impact performance?

Our duration strategy had a positive impact on performance during the first six months, as we maintained a long duration within the declining interest rate environment. During the final half of the year, duration was increased from 3.11 years to 3.21 years, a move which hurt relative performance as rates rose.

From a sector standpoint, we maintained a strong mortgage weighting because we felt this area was attractively valued. From a historical perspective, mortgages serve to increase yield as well as enhance total return and, despite under-performance in late 1998, this sector has rebounded well in 1999.

--------------------------------------------------------------------------------
                               PORTFOLIO MATURITY
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                            [PIE CHART APPEARS HERE]

                               1 - 5 years -- 45%
                                5-10 Years -- 40%
                                  0-1 year -- 15%

--------------------------------------------------------------------------------
                                   EVERGREEN
                 Intermediate Term Government Securities Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

Why is this Fund being merged into the Evergreen U.S. Government Fund?

The funds merged in late July, a move that was undertaken to benefit our shareholders. Both funds are similar in objective, investment parameters and security selection process. The Evergreen U.S. Government Fund does not have maturity restrictions and has more freedom to take advantages of additional opportunities due to changes in the yield or a change in the shape of the yield curve.

Although the U.S. Government Fund will lengthen the duration/maturity for the Intermediate Government shareholders, the U.S. Government Fund has generally provided higher relative yields and stronger investment returns over time. Additionally, the ability to invest in a broader maturity range will provide the Fund with the flexibility to invest in a wider selection of investments to the benefit of the Fund's shareholders.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of net assets)

                            [PIE CHART APPEARS HERE]

Treasury Notes/Bonds -- 41%
Mortgage Backed
Securities -- 40%
Government Agency
Notes/Bonds -- 19%

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                 Year Ended June 30,
                           ----------------------------------     Period Ended
                            1999     1998     1997   1996 (a)  August 31, 1995 (b)
 CLASS A SHARES
 Net asset value,
  beginning of period      $ 10.21  $ 10.02  $ 9.99   $10.15         $ 9.95
                           -------  -------  ------   ------         ------
 Income from investment
  operations
 Net investment income        0.54     0.55    0.55     0.46           0.19
 Net realized and
  unrealized gains or
  losses on securities       (0.25)    0.19    0.03    (0.16)          0.20
                           -------  -------  ------   ------         ------
 Total from investment
  operations                  0.29     0.74    0.58     0.30           0.39
                           -------  -------  ------   ------         ------
 Less distributions from
  net investment income      (0.54)   (0.55)  (0.55)   (0.46)         (0.19)
                           -------  -------  ------   ------         ------
 Net asset value, end of
  period                   $  9.96  $ 10.21  $10.02   $ 9.99         $10.15
                           -------  -------  ------   ------         ------
 Total return*                2.86%    7.55%   6.00%    3.00%          3.90%
 Ratios/supplemental data
 Net assets, end of
  period (thousands)       $66,341  $81,034  $  571   $  497         $    9
 Ratios to average net
  assets
 Expenses#                    0.94%    0.83%   0.86%    0.81%+         0.80%+
 Net investment income        5.30%    5.39%   5.47%    5.49%+         5.42%+
 Portfolio turnover rate        14%      45%     68%      28%            45%

                                                   Year Ended June 30,
                                              --------------------------------
                                               1999    1998    1997   1996 (c)
 CLASS B SHARES
 Net asset value, beginning of period         $10.21  $10.02  $ 9.99   $10.38
                                              ------  ------  ------   ------
 Income from investment operations
 Net investment income                          0.45    0.46    0.45     0.18
 Net realized and unrealized gains or losses
  on securities                                (0.25)   0.19    0.04    (0.39)
                                              ------  ------  ------   ------
 Total from investment operations               0.20    0.65    0.49    (0.21)
                                              ------  ------  ------   ------
 Less distributions from net investment
  income                                       (0.45)  (0.46)  (0.46)   (0.18)
                                              ------  ------  ------   ------
 Net asset value, end of period               $ 9.96  $10.21  $10.02   $ 9.99
                                              ------  ------  ------   ------
 Total return*                                  1.97%   6.57%   5.03%   (1.99)%
 Ratios/supplemental data
 Net assets, end of period (thousands)        $2,470  $1,052  $  742   $  359
 Ratios to average net assets
 Expenses#                                      1.81%   1.82%   1.81%    1.80%+
 Net investment income                          4.45%   4.49%   4.53%    4.62%+
 Portfolio turnover rate                          14%     45%     68%      28%

(a) For the ten months ended June 30, 1996. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 1996.
(b) For the period from May 2, 1995 (commencement of class operations) to Au-gust 31, 1995.
(c) For the period from February 9, 1996 (commencement of class operations) to June 30, 1996.
 *  Excluding applicable sales charges.
 +  Annualized.
 # The ratio of expenses to average net assets excludes fee credits and in-cludes fee waivers.

                       See Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                              Year Ended June 30,
                                         ---------------------------------
                                          1999    1998     1997   1996 (a)
 CLASS C SHARES
 Net asset value, beginning of period    $10.21  $10.02   $ 9.99   $10.01
                                         ------  ------   ------   ------
 Income from investment operations
 Net investment income                     0.45    0.45++   0.40     0.11
 Net realized and unrealized gains or
  losses on securities                    (0.25)   0.20     0.09    (0.02)
                                         ------  ------   ------   ------
 Total from investment operations          0.20    0.65     0.49     0.09
                                         ------  ------   ------   ------
 Less distributions from net investment
  income                                  (0.45)  (0.46)   (0.46)   (0.11)
                                         ------  ------   ------   ------
 Net asset value, end of period          $ 9.96  $10.21   $10.02   $ 9.99
                                         ------  ------   ------   ------
 Total return*                             1.97%   6.57%    5.03%    0.89%
 Ratios/supplemental data
 Net assets, end of period (thousands)   $  277  $  126   $   12   $   32
 Ratios to average net assets
 Expenses#                                 1.81%   1.83%    1.81%    1.80%+
 Net investment income                     4.46%   4.54%    4.53%    4.47%+
 Portfolio turnover rate                     14%     45%      68%      28%

                             Year Ended June 30,                        Year Ended August 31,
                           -------------------------    Period Ended    ----------------------
                            1999     1998     1997    June 30, 1996 (b)    1995        1994
 CLASS Y SHARES
 Net asset value,
  beginning of period      $ 10.21  $ 10.02  $  9.99       $ 10.15      $     9.92  $    10.61
                           -------  -------  -------       -------      ----------  ----------
 Income from investment
  operations
 Net investment income        0.56     0.56     0.56          0.46            0.55        0.54
 Net realized and
  unrealized gains or
  losses on securities       (0.25)    0.19     0.03         (0.16)           0.23       (0.64)
                           -------  -------  -------       -------      ----------  ----------
 Total from investment
  operations                  0.31     0.75     0.59          0.30            0.78       (0.10)
                           -------  -------  -------       -------      ----------  ----------
 Less distributions
 From net investment
  income                     (0.56)   (0.56)   (0.56)        (0.46)          (0.55)      (0.54)
 From capital gains              0        0        0             0               0       (0.05)
                           -------  -------  -------       -------      ----------  ----------

 Total distributions         (0.56)   (0.56)   (0.56)        (0.46)          (0.55)      (0.59)
                           -------  -------  -------       -------      ----------  ----------
 Net asset value, end of
  period                   $  9.96  $ 10.21  $ 10.02       $  9.99      $    10.15  $     9.92
                           -------  -------  -------       -------      ----------  ----------
 Total return                 2.99%    7.63%    6.08%         3.00%           8.16%      (0.99%)
 Ratios/supplemental data
 Net assets, end of
  period (thousands)       $70,379  $99,729  $71,588       $87,004      $  106,066  $  106,448
 Ratios to average net
  assets
 Expenses#                    0.81%    0.82%    0.81%         0.80%+          0.70%       0.55%
 Net investment income        5.42%    5.47%    5.52%         5.47%+          5.54%       5.22%
 Portfolio turnover rate        14%      45%      68%           28%             45%         45%

(a) For the period from April 10, 1996 (commencement of class operations) to June 30, 1996.
(b) For the ten months ended June 30, 1996. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 1996.
 *  Excluding applicable sales charges.
 +  Annualized.
++  Calculation based on average shares outstanding.
 # The ratio of expenses to average net assets excludes fee credits and in-cludes fee waivers.

                       See Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                            Schedule of Investments
                                 June 30, 1999

  Principal
   Amount                                                         Value

 Mortgage-Backed Securities - 39.7%
             Federal Home Loan Mortgage Corp.: - 10.2%
 $12,179,189 6.50%, 9/1/08 - 11/1/09........................   $ 12,088,210
   2,050,668 Gold, 9.00%, 1/1/17............................      2,195,999
                                                               ------------
                                                                 14,284,209
                                                               ------------
             Federal National Mortgage Assn.: - 17.1%
   2,262,000 5.125%, 2/13/04................................      2,169,582
   2,558,914 6.00%, 2/1/08 - 5/1/11.........................      2,505,421
   3,913,679 6.374%, 3/1/06.................................      3,896,627
   3,500,000 6.40%, 12/1/07.................................      3,443,979
  11,772,057 7.00%, 4/1/11 - 3/1/24.........................     11,809,696
                                                               ------------
                                                                 23,825,305
                                                               ------------
             Government National Mortgage Assn.: - 12.4%
   7,443,234 6.00%, 2/20/29.................................      6,952,204
   8,743,408 6.50%, 2/15/27.................................      8,449,804
   1,531,859 7.00%, 3/15/28.................................      1,516,004
     110,646 8.00%, 3/15/17.................................        115,177
     169,304 9.00%, 9/15/21.................................        180,306
                                                               ------------
                                                                 17,213,495
                                                               ------------
             Total Mortgage-Backed Securities (cost
              $55,557,397)..................................     55,323,009
                                                               ------------
 U. S. Agency Obligations - 19.0%
             Federal Agricultural Mortgage Corp.: - 0.7%
     993,000 MTN, 7.37%, 8/1/06.............................      1,019,106
                                                               ------------
             Federal Home Loan Bank: - 4.5%
   5,000,000 5.50%, 4/14/00.................................      4,998,195
   1,300,000 8.60%, 1/25/00.................................      1,322,549
                                                               ------------
                                                                  6,320,744
                                                               ------------
             Federal Home Loan Mortgage Corp.: - 6.2%
   8,500,000 7.36%, 6/5/07..................................      8,649,209
                                                               ------------
             Federal National Mortgage Assn.: - 7.6%
   5,964,663 7.50%, 2/11/02 - 8/1/26........................      6,094,736
   4,480,000 MTN, 6.16%, 4/3/01.............................      4,503,905
                                                               ------------
                                                                 10,598,641
                                                               ------------
             Total U. S. Agency Obligations
              (cost $26,282,316)............................     26,587,700
                                                               ------------

  Principal
   Amount                                                             Value

 U. S. Treasury Obligations - 40.7%
             U.S. Treasury Notes:
 $ 2,000,000 5.625%, 11/30/00...................................   $  2,005,000
  13,000,000 6.125%, 9/30/00 - 8/15/07..........................     13,130,625
   8,400,000 6.25%, 4/30/01.....................................      8,505,000
   9,750,000 6.625%, 5/15/07....................................     10,158,281
   2,300,000 7.00%, 7/15/06.....................................      2,437,283
   9,250,000 7.125%, 2/29/00....................................      9,368,520
   6,900,000 7.50%, 10/31/99 - 5/15/02..........................      7,101,689
   2,500,000 7.875%, 11/15/04...................................      2,730,470
   1,300,000 8.50%, 11/15/00....................................      1,352,000
                                                                   ------------
             Total U. S. Treasury Obligations
              (cost $56,829,937)................................     56,788,868
                                                                   ------------

 Repurchase Agreement - 0.1% (cost $103,587)
     103,587 Dresdner Bank AG
              4.75%, dated 06/30/1999, due 07/01/1999, maturity
              value $103,600 (a) ...............................        103,587
                                                                   ------------

             Total Investments -
              (cost $138,773,237)......................  99.5%      138,803,164
             Other Assets and
              Liabilities - net........................   0.5           663,507
                                                        -----      ------------
             Net Assets................................ 100.0%     $139,466,671
                                                        =====      ============

(a) The repurchase agreement is fully collateralized by $109,985 U.S. Treasury 7.50%, 02/15/2005; value including accrued interest $112,781.

Summary of Abbreviations
MTN  Medium Term Notes

                       See Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                      Statement of Assets and Liabilities
                                 June 30, 1999

--------------------------------------------------------------------------------

 Assets
 Identified cost of securities...................................  $138,773,237
 Net unrealized gains on securities..............................        29,927
--------------------------------------------------------------------------------
 Market value of securities......................................   138,803,164
 Receivable for Fund shares sold.................................        68,362
 Interest receivable.............................................     1,526,535
 Prepaid expenses and other assets...............................        56,552
--------------------------------------------------------------------------------
  Total assets...................................................   140,454,613
--------------------------------------------------------------------------------
 Liabilities
 Distributions payable...........................................       264,661
 Payable for Fund shares redeemed................................       613,607
 Advisory fee payable............................................        70,072
 Distribution Plan expenses payable..............................        27,693
 Due to other related parties....................................         2,922
 Accrued expenses and other liabilities..........................         8,987
--------------------------------------------------------------------------------
  Total liabilities..............................................       987,942
--------------------------------------------------------------------------------
 Net assets......................................................  $139,466,671
--------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital.................................................  $159,341,606
 Overdistributed net investment income...........................       (77,303)
 Accumulated net realized losses on securities...................   (19,827,559)
 Net unrealized gains on securities..............................        29,927
--------------------------------------------------------------------------------
 Total net assets................................................  $139,466,671
--------------------------------------------------------------------------------
 Net assets consists of
 Class A.........................................................  $ 66,340,870
 Class B.........................................................     2,470,049
 Class C.........................................................       277,215
 Class Y.........................................................    70,378,537
--------------------------------------------------------------------------------
 Total net assets................................................  $139,466,671
--------------------------------------------------------------------------------
 Shares outstanding
 Class A.........................................................     6,657,857
 Class B.........................................................       247,891
 Class C.........................................................        27,824
 Class Y.........................................................     7,063,131
--------------------------------------------------------------------------------
 Net asset value per share
 Class A.........................................................  $       9.96
--------------------------------------------------------------------------------
 Class A--Offering price (based on sales charge of 3.25%)........  $      10.29
--------------------------------------------------------------------------------
 Class B.........................................................  $       9.96
--------------------------------------------------------------------------------
 Class C.........................................................  $       9.96
--------------------------------------------------------------------------------
 Class Y.........................................................  $       9.96
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                            Statement of Operations
                            Year Ended June 30, 1999


--------------------------------------------------------------------------------

 Investment income
 Interest.........................................................  $10,350,465
--------------------------------------------------------------------------------
 Expenses
 Advisory fee.....................................................      995,783
 Distribution Plan expenses.......................................      214,929
 Administrative services fees.....................................       43,319
 Transfer agent fee...............................................      158,474
 Trustees' fees and expenses......................................        3,180
 Printing and postage expenses....................................       21,084
 Custodian fee....................................................       56,049
 Registration and filing fees.....................................       52,425
 Professional fees................................................       18,257
 Other............................................................        6,321
--------------------------------------------------------------------------------
  Total expenses..................................................    1,569,821
  Less: Fee credits...............................................       (6,260)
        Fee waivers...............................................      (91,036)
--------------------------------------------------------------------------------
  Net expenses....................................................    1,472,525
--------------------------------------------------------------------------------
 Net investment income............................................    8,877,940
--------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on securities
 Net realized gains or losses on securities.......................       98,133
--------------------------------------------------------------------------------
 Net change in unrealized gains or losses on securities...........   (3,557,242)
--------------------------------------------------------------------------------
 Net realized and unrealized losses on securities.................   (3,459,109)
--------------------------------------------------------------------------------
 Net increase in net assets resulting from operations.............  $ 5,418,831
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                   EVERGREEN
                 Intermediate Term Government Securities Fund

                       Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                    --------------------------
                                                        1999          1998
-------------------------------------------------------------------------------
 Operations
 Net investment income............................  $  8,877,940  $  6,080,301
 Net realized gains on securities.................        98,133       263,411
 Net change in unrealized gains or losses on
  securities......................................    (3,557,242)    1,220,668
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations.....................................     5,418,831     7,564,380
-------------------------------------------------------------------------------
 Distributions to shareholders from net investment
  income
 Class A..........................................    (3,991,287)   (1,551,596)
 Class B..........................................      (111,282)      (35,699)
 Class C..........................................        (8,783)       (5,115)
 Class Y..........................................    (4,775,468)   (4,476,803)
-------------------------------------------------------------------------------
  Total distributions to shareholders.............    (8,886,820)   (6,069,213)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold........................    31,899,745    19,195,384
 Net asset value of shares issued in reinvestment
  of distributions................................     5,232,212     4,080,093
 Payment for shares redeemed......................   (76,138,543)  (49,294,072)
 Net asset value of shares issued in acquisition
  of Virtus U.S. Government Securities Fund.......             0   133,551,466
-------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from capital share transactions................   (39,006,586)  107,532,871
-------------------------------------------------------------------------------
   Total increase (decrease) in net assets........   (42,474,575)  109,028,038
 Net assets
 Beginning of period..............................   181,941,246    72,913,208
-------------------------------------------------------------------------------
 End of period....................................  $139,466,671  $181,941,246
-------------------------------------------------------------------------------
 Overdistributed net investment income............  $    (77,303) $    (41,722)
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                         Notes to Financial Statements

1. ORGANIZATION

The Evergreen Intermediate Term Government Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported here-in. Actual results could differ from these estimates.

A. Valuation of Securities
Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institution-al-size transactions, the pricing service uses methods based on market transac-tions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Se-curities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Otherwise, securities for which valua-tions are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith ac-cording to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts.

D. Federal Taxes
The Fund qualifies as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net capital gains, if any, to its share-holders.

The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The differences between financial statement amounts avail-able for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for mortgage paydown gains or losses and certain repurchases of securities sold at a loss.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank, a subsidiary of First Union, serves as the invest-ment advisor to the Fund and is paid a management fee that is computed daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net as-sets.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. As sub-administrator to the Fund, BISYS provides the officers of the Fund. Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

The administrator and sub-administrator for the Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net assets of all the Funds. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of all the Funds.

During the year ended June 30, 1999, the Fund paid or accrued to EIS and BISYS $34,444 and $8,875 for administrative and sub-administrative services, respec-tively.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also pay distribu-tion fees equal to 0.75% of the average daily net assets of the class. Distri-bution Plan expenses are calculated daily and paid at least quarterly.

During the year ended June 30, 1999, amounts paid or accrued to EDI pursuant to the Fund's Class A, Class B and Class C Distribution Plans were $187,950, $25,010 and $1,969, respectively.

For the year ended June 30, 1999, EDI waived Class A distribution fees for the Fund in the amount of $91,036, which represented 0.12% of the Fund's average daily net assets for Class A shares.

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Fund is permit-ted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITION

Effective on the close of business on February 28, 1998, the Fund acquired all of the assets and assumed certain liabilities of Virtus U.S. Government Securi-ties Fund ("Virtus Fund"), an open-end management investment company registered under the 1940 Act, in an exchange of shares. The net assets were acquired through a tax-free exchange for 8,857,360 Class A shares and 4,246,474 Class Y shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $1,895,706. The aggregate net assets of the Fund immediately after the acquisition were $201,883,701.

6. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Fund were as follows:


                                 Year Ended                Year Ended
                                June 30, 1999             June 30, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............    631,396  $  6,467,034     230,309  $  2,342,853
Shares issued in
 acquisition of Virtus
 U.S. Government
 Securities Fund..........          0             0   8,857,360    90,273,998
Shares issued in
 reinvestment of
 distributions............    306,838     3,140,763     118,050     1,202,780
Shares redeemed........... (2,219,773)  (22,700,839) (1,323,352)  (13,483,204)
------------------------------------------------------------------------------
Net increase (decrease)... (1,281,539) $(13,093,042)  7,882,367  $ 80,336,427
------------------------------------------------------------------------------
Class B
Shares sold...............    367,427  $  3,784,964      79,762  $    811,849
Shares issued in
 reinvestment of
 distributions............      7,818        79,915       2,377        24,146
Shares redeemed...........   (230,440)   (2,347,643)    (53,064)     (538,430)
------------------------------------------------------------------------------
Net increase..............    144,805  $  1,517,236      29,075  $    297,565
------------------------------------------------------------------------------
Class C
Shares sold...............     22,495  $    229,447      10,721  $    108,822
Shares issued in
 reinvestment of
 distributions............        683         6,974         496         5,037
Shares redeemed...........     (7,748)      (79,759)        (30)         (306)
------------------------------------------------------------------------------
Net increase..............     15,430  $    156,662      11,187  $    113,553
------------------------------------------------------------------------------
Class Y
Shares sold...............  2,087,239  $ 21,418,300   1,570,425  $ 15,931,860
Shares issued in
 acquisition of Virtus
 U.S. Government
 Securities Fund..........          0             0   4,246,474    43,277,468
Shares issued in
 reinvestment of
 distributions............    195,861     2,004,560     280,814     2,848,130
Shares redeemed........... (4,991,038)  (51,010,302) (3,469,534)  (35,272,132)
------------------------------------------------------------------------------
Net increase (decrease)... (2,707,938) $(27,587,442)  2,628,179  $ 26,785,326
------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 1999:

               Cost of Purchases                           Proceeds from Sales
         -------------------------------            --------------------------------------
            U.S.              Non-U.S.                   U.S.                    Non-U.S.
         Government          Government               Government                Government
         ---------------------------------------------------------------------------------
         $22,388,903            --                    $56,168,319                  --

On June 30, 1999, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                              Gross                Gross
                            Unrealized           Unrealized           Net Unrealized
           Tax Cost        Appreciation         Depreciation           Appreciation
         ---------------------------------------------------------------------------
         $138,773,237       $1,240,097          $(1,210,170)             $29,927

As of June 30, 1999, the Fund had capital loss carryovers for federal income tax purposes as follows:

                                            Expiration
         Capital Loss   ---------------------------------------------------
          Carryover        2002       2003       2004       2005     2006
         ------------------------------------------------------------------
         $19,827,000    $9,658,000 $2,020,000 $4,450,000 $3,660,000 $39,000

Included in the capital loss carryovers is $18,006,000 which was acquired as a result of the February 28, 1998 acquisition of Virtus Fund. In accordance with federal tax regulations, the Fund may only use an annual amount of $3,574,000 of such losses to offset future realized gains.

8. EXPENSE OFFSET ARRANGEMENTS

The Fund has entered into expense offset arrangements with ESC and its custo-dian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The Fund received fee credits of $6,260 which represented 0.00% of the Fund's average daily net assets.

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are recorded in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds, State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Fed-eral Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

During the year ended June 30, 1999, the Fund had no borrowings under these agreements.

11. SUBSEQUENT EVENT

Effective the close of business on July 30, 1999, the net assets and liabili-ties of the Fund were acquired by the Evergreen U.S. Government Fund ("U.S. Government Fund"), an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets of the Fund were acquired through a tax-free exchange for 6,906,702 Class A shares, 264,531 Class B shares, 29,477 Class C shares and 7,225,005 Class Y shares of U.S. Government Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $677,705. Aggregate net assets of the Fund and U.S. Government Fund immediately before the acquisition were $134,184,955 and $366,101,082, respectively. The aggregate net assets of U.S. Government Fund after the acquisition were $500,286,037.

                          Independent Auditors' Report

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Evergreen Intermediate Term Government Securi-ties Fund, a portfolio of Evergreen Fixed Income Trust, as of June 30, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or periods as described on
pages   to  . These financial statements and financial highlights are the re-
sponsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our au-dits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Intermediate Term Government Securities Fund as of June 30, 1999, the re-sults of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with generally ac-cepted accounting principles.

                                   /s/ KPMG LLP

Boston, Massachusetts
August 6, 1999

                               Other Information

YEAR 2000 (unaudited)

Like other investment companies, the Fund could be adversely affected if the computer systems used by the Fund's investment advisors and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Fund's investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

SPECIAL MEETING OF SHAREHOLDERS

On July 30, 1999 a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On May 5, 1999, the record date for the meet-ing, the Fund had net assets of $150,259,022 eligible to be voted, of which $79,112,087 were voted at the meeting.

The following proposals were discussed and voted on:

1. To approve an Agreement and Plan of Reorganization whereby Evergreen U.S. Government Fund ("U.S. Government Fund"), a series of Evergreen Fixed Income Trust, will (i) acquire all of the assets of the Fund in exchange for shares of U.S. Government Fund; and (ii) assume the identified liabilities of the Fund, as substantially described in the accompanying Prospectus/Proxy State-ment.

                                              Percentage of
                                               record date   Percentage
                                 Net assets    net assets      of net
                                   voted       outstanding  assets voted
                               -----------------------------------------
         Affirmative.........  $77,295,646.90    51.442%       97.704%
         Against.............      649,812.87     0.432%        0.821%
         Abstain.............    1,166,627.01     0.776%        1.475%
                               --------------    ------       -------
          Total..............  $79,112,086.78    52.650%      100.000%
                               ==============    ======       =======

2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

                                              Percentage of
                                               record date   Percentage
                                 Net assets    net assets      of net
                                   voted       outstanding  assets voted
                               -----------------------------------------
         Affirmative.........  $26,342,643.54    17.531%       33.298%
         Against.............   50,773,246.52    33.790%       64.179%
         Abstain.............    1,996,196.72     1.329%        2.523%
                               --------------    ------       -------
          Total..............  $79,112,086.78    52.650%      100.000%
                               ==============    ======       =======

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com


25031       550536 08/99

                                                                  --------------
[LOGO OF EVERGREEN FUNDS APPEARS HERE]                               BULK RATE
                                                                   U.S. POSTAGE
200 Berkeley Street                                                    PAID
Boston,MA 02116                                                    PERMIT NO. 19
                                                                     HUDSON, MA
                                                                  --------------